Other Income (Tables)	9 Months Ended
Sep. 30, 2020
Other Nonoperating Income [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
The components of other (expense) income are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Foreign exchange (loss) gain	(514)	918	534	1,100
Other income	44	15	1,079	82
Total	(470)	933	1,613	1,182